Consolidated Statement of Changes in Stockholders' Equity and Comprehensive Income (AUD)	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Other Comprehensive Income
Beginning Balance at Dec. 31, 2008	48,703,230	15,698	73,338,995	(24,353,151)	(298,312)
Beginning Balance, shares at Dec. 31, 2008		156,976,936
Comprehensive income
Unrealized gain (loss) on derivatives and hedges	(47,412)				(47,412)
Net profit/(loss)	1,430,463			1,430,463
Total Comprehensive income	1,383,051
Exercise of stock options issued to employees, shares		138,327
Exercise of stock options issued to employees	78,998	14	78,984
Shares issued to employees, shares		40,670
Shares issued to employees	69,952	4	69,948
Stock option expense	1,078,771		1,078,771
Ending Balance at Dec. 31, 2009	51,314,002	15,716	74,566,698	(22,922,688)	(345,724)
Ending Balance, shares at Dec. 31, 2009		157,155,933
Comprehensive income
Unrealized gain (loss) on derivatives and hedges	47,412				47,412
Net profit/(loss)	(6,610,525)			(6,610,525)
Total Comprehensive income	(6,563,113)
Exercise of stock options issued to employees, shares		1,667,581
Exercise of stock options issued to employees	715,296	167	715,129
Shares issued to employees, shares		47,981
Shares issued to employees	75,891	4	75,887
Stock option expense	1,677,003		1,677,003
Ending Balance at Dec. 31, 2010	47,219,079	15,887	77,034,717	(29,533,213)	(298,312)
Ending Balance, shares at Dec. 31, 2010		158,871,495
Comprehensive income
Unrealized gain (loss) on derivatives and hedges	83,339				83,339
Net profit/(loss)	(14,692,117)			(14,692,117)
Total Comprehensive income	(14,608,778)
Exercise of stock options issued to employees, shares		181,999
Exercise of stock options issued to employees	79,504	18	79,486
Shares issued to employees, shares		86,471
Shares issued to employees	76,959	9	76,950
Stock option expense	2,255,842		2,255,842
Ending Balance at Dec. 31, 2011	35,022,606	15,914	79,446,995	(44,225,330)	(214,973)
Ending Balance, shares at Dec. 31, 2011		159,139,965